UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                --------------

Check here if Amendment / / Amendment Number: _______
      This Amendment (Check only one): / /    is a restatement.
                                       / /    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shenkman Capital Management, Inc.
            ---------------------------------
Address:    461 Fifth Avenue, 22nd Floor
            ---------------------------------
            New York, New York 10017
            ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard H. Weinstein
            --------------------
Title:      Senior Vice President
            ---------------------
Phone:      212-867-9090
            ----------------

Signature, Place, and Date of Signing:

   /s/ Richard H. Weinstein      New York, New York        August 11, 2005
   ------------------------      ------------------        ---------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               ------------

Form 13F Information Table Entry Total:        41
                                               ------------

Form 13F Information Table Value Total:        324,765
                                               ------------
                                               (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


SHENKMAN CAPITAL MANAGEMENT, INC.                          13F SECURITIES HOLDINGS                                 As of 6/30/05


                                                                                                             VOTING AUTHORITY
                                                                                                             ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS    CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED   NONE
  --------------              -----    -----     --------   -------   ---   ----   ----------   --------   ----       ------   ----
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANT TECHSYSTEMS INC      NOTE
                             2.750%
                             2/1       018804AH7    7,003   6,750,000  PRN             Sole          6,750,000

ALLIED WASTE INDS INC        SDCV
                             4.250%
                             4/1       019589AD2      344     400,000  PRN             Sole            400,000

ALPHA NATURAL RESOURCES
INC                          COM       02076X102      907      38,000  SH              Sole             38,000

AMERICAN TOWER CORP          NOTE
                             3.000%
                             8/1       029912AR3   14,947  12,600,000  PRN             Sole         12,600,000

BEST BUY INC                 SDCV
                             2.250%
                             1/1       086516AF8      781     700,000  PRN             Sole            700,000

CELANESE CORP DEL            PFD
                             4.25%
                             CONV      150870202    3,078     126,000  SH              Sole            126,000

CELANESE CORP DEL            COM
                             SER A     150870103    1,510      95,000  SH              Sole             95,000

CENTERPOINT ENERGY INC       NOTE
                             2.875%
                             1/1       15189TAL1    2,736   2,525,000  PRN             Sole          2,525,000

CITADEL BROADCASTING CORP    NOTE
                             1.875%
                             2/1       17285TAB2    5,041   6,600,000  PRN             Sole          6,600,000

CONSOL ENERGY INC            COM       20854P109      107       2,000  SH              Sole              2,000

DISNEY WALT CO               NOTE
                             2.125%
                             4/1       254687AU0   13,158  12,750,000  PRN             Sole         12,750,000

ECHOSTAR COMMUNICATIONS      NOTE
NEW                          5.750%
                             5/1       278762AG4   85,469  85,950,000  PRN             Sole         85,950,000

ECHOSTAR COMMUNICATIONS      CL A      278762109    3,680     122,000  SH              Sole            122,000
NEW

EMMIS COMMUNICATIONS CORP    PFD CV
                             SER A     291525202    4,518     108,000  SH              Sole            108,000

FAIR ISAAC CORP              NOTE
                             1.500%
                             8/1       303250AD6    3,281   3,250,000  PRN             Sole          3,250,000

FAIRMONT HOTELS RESORTS INC  NOTE
                             3.750%
                             12/0      305204AB5      594     550,000  PRN             Sole            550,000

FISHER SCIENTIFIC INTL INC   NOTE
                             3.250%
                             3/0       338032AX3    2,815   2,700,000  PRN             Sole           2,700,000

GENERAL MTRS CORP            DEB SR
                             CONV A    370442741   26,061   1,071,600  PRN             Sole           1,071,600

GREY WOLF INC                NOTE
                             3.750%
                             5/0       397888AD0   11,624   9,100,000  PRN             Sole           9,100,000

GREY WOLF INC                FRNT
                             4/0       397888AF5    1,620   1,250,000  PRN             Sole           1,250,000

HILTON HOTELS CORP           NOTE
                             3.375%
                             4/1       432848AZ2      905     750,000  PRN             Sole             750,000

KERZNER INTL LTD             NOTE
                             2.375%
                             4/1       492520AB7    4,444   3,950,000  PRN             Sole           3,950,000

LODGENET ENTMT CORP          COM       540211109    1,740     104,900  SH              Sole             104,900

MEDIACOM COMMUNICATIONS      NOTE
CORP                         5.250%
                             7/0       58446KAA3   34,432  34,475,000  PRN             Sole          34,475,000

NEXTEL COMMUNICATIONS INC    NOTE
                             5.250%
                             1/1       65332VAY9    5,273   5,250,000  PRN             Sole           5,250,000

OWENS ILL INC                PFD CONV
                             $.01      690768502    3,768      93,000  SH              Sole              93,000





PHARMACEUTICAL RES INC       NOTE
                             2.875%
                             9/3       717125AC2      315     400,000  PRN             Sole             400,000

PRIDE INTL INC DEL           NOTE
                             3.250%
                             5/0       74153QAD4    8,959   7,450,000  PRN             Sole           7,450,000

QUANTA SVCS INC              SDCV
                             4.500%
                             10/0      74762EAC6      941     900,000  PRN             Sole             900,000

REEBOK INTL LTD              DBCV
                             2.000%
                             5/0       758110AH3      527     500,000  PRN             Sole             500,000

RITE AID CORP                NOTE
                             4.750%
                             12/0      767754BA1   23,195  23,400,000  PRN             Sole          23,400,000

ROPER INDS INC NEW           NOTE
                             1.481%
                             1/1       776696AA4    5,287  10,200,000  PRN             Sole          10,200,000

RPM INTL INC                 NOTE
                             1.389%
                             5/1       749685AK9    2,436   4,400,000  PRN             Sole           4,400,000

SAKS INC                     NOTE
                             2.000%
                             3/1       79377WAL2    2,696   2,400,000  PRN             Sole           2,400,000

SINCLAIR BROADCASTING        NOTE
GROUP INC                    4.875%
                             7/1       829226AU3   14,752  16,300,000  PRN             Sole          16,300,000




SMURFIT-STONE CONTAINER      PFD CV
CORP                         EX A 7%   832727200    5,781     249,510  SH              Sole             249,510

STARWOOD HOTELS & RESORTS    NOTE
WRLD                         3.500%
                             5/1       85590AAJ3    1,983   1,650,000  PRN             Sole           1,650,000

SUPERVALU INC                NOTE
                             11/0      868536AP8      930   2,750,000  PRN             Sole           2,750,000

TEVA PHARMACEUTICAL          DBCV
FIN II L                     0.500%
                             2/0       88164RAA5    5,766   5,850,000  PRN             Sole           5,850,000

WATSON PHARMACEUTICALS       DBCV
INC                          1.750%
                             3/1       942683AC7    6,583   7,050,000  PRN             Sole           7,050,000

WYETH                        DBCV
                             1/1       983024AD2    4,778   4,650,000  PRN             Sole           4,650,000

                                       TOTAL
                                       (x$1,000)  324,765
